The Company	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
The Company

Note 1 – The Company

Blue Buffalo Pet Products, Inc. (“BBPP”) and together with its subsidiaries (the “Company,” “we,” “us,” “its,” and “our”) was incorporated in the state of Delaware in July 2012 and conducts its business exclusively through its wholly-owned operating subsidiary, Blue Buffalo Company, Ltd. (“Blue”) (formerly The Blue Buffalo Company, LLC) and its subsidiaries. Blue was formed in August 2002, and is the parent company of five wholly-owned subsidiaries: Great Plains Leasing, LLC, Heartland Pet Food Manufacturing, Inc. (“Heartland”), Sierra Pet Products, LLC, Blue Buffalo Pet Products Canada, Ltd., and Blue Buffalo Japan Kabushiki Kaisha. Additionally, Blue Buffalo Import Mexico, S. de R.L. de C.V. and Blue Buffalo Mexico, S. de R.L. de C.V. are indirect wholly-owned subsidiaries of BBPP. BBPP and its subsidiaries develop, produce, market, and sell pet food under the BLUE Life Protection Formula, BLUE Wilderness, BLUE Basics, BLUE Freedom, and BLUE Natural Veterinary Diet lines. Our products are produced domestically at our Heartland facility and through contract manufacturers for distribution to retailers in specialty channels throughout the United States of America, Canada, Japan, and Mexico.

In July 2012, Blue formed Heartland for the purpose of commencing internal manufacturing operations to eventually supplement its contract manufacturers. Manufacturing operations commenced at our Heartland facility in Joplin, Missouri in September 2014.

On July 27, 2015, BBPP completed the initial public offering (“IPO”) of shares of its common stock. Existing stockholders of BBPP sold 38,906,286 shares of common stock in the IPO at an initial offering price of $20.00 per share, including 5,074,732 shares of common stock pursuant to the full exercise of the underwriters’ option to purchase additional shares. In addition, BBPP issued 30,682 shares of common stock to approximately 1,700 non-management employees at no cost to them.

Note 1 – The Company

Blue Buffalo Pet Products, Inc. (“BBPP”) and together with its subsidiaries (the “Company,” “we,” “us,” “its,” and “our”) was incorporated in the state of Delaware in July 2012 and conducts its business exclusively through its wholly-owned operating subsidiary, Blue Buffalo Company, Ltd. (“Blue”) (formerly The Blue Buffalo Company, LLC) and its subsidiaries. Blue was formed in August 2002, and is the parent company of five wholly-owned subsidiaries: Great Plains Leasing, LLC, Heartland Pet Food Manufacturing, Inc. (“Heartland”), Sierra Pet Products, LLC, Blue Buffalo Pet Products Canada, Ltd., and Blue Buffalo Japan Kabushiki Kaisha. Additionally, Blue Buffalo Import Mexico, S. de R.L. de C.V. and Blue Buffalo Mexico, S. de R.L. de C.V. are indirect wholly-owned subsidiaries of BBPP. BBPP and its subsidiaries develop, produce, market, and sell pet food under the BLUE Life Protection Formula, BLUE Wilderness, BLUE Basics, BLUE Freedom, and BLUE Natural Veterinary Diet lines. Our products are produced domestically at our Heartland facility and through contract manufacturers for distribution to retailers in specialty channels throughout the United States of America, Canada, Japan, and Mexico.

In July 2012, Blue formed Heartland for the purpose of commencing internal manufacturing operations to eventually supplement its contract manufacturers. Manufacturing operations commenced at our Heartland facility in Joplin, Missouri in September 2014.

Also in July 2012, BBPP and Blue Pet Products, Inc. (“BPP”) were established through a series of stock exchanges and transfers. In connection therewith, the existing stockholders of Blue became the stockholders of BBPP with the same pro-rata ownership percentage previously held in Blue and whereby BBPP owns 100% of the common stock of BPP and BPP owns 100% of the common stock of Blue.

On July 27, 2015, BBPP completed the initial public offering (“IPO”) of shares of its common stock. Existing stockholders of BBPP sold 38,906,286 shares of common stock in the IPO at an initial offering price of $20.00 per share, including 5,074,732 shares of common stock pursuant to the full exercise of the underwriters’ option to purchase additional shares. In addition, BBPP issued 30,682 shares of common stock to approximately 1,700 non-management employees at no cost to them. The Company recognized $0.6 million of stock-based compensation expense during fiscal year 2015 related to this issuance. BBPP did not receive any proceeds from the sale of shares of its common stock in the IPO by the selling stockholders or from the issuance of shares to non-management employees. The shares offered and sold in the IPO were registered under the Securities Act of 1933 (“Securities Act”) pursuant to BBPP’s Registration Statement on Form S-1, which was declared effective by the Securities and Exchange Commission (“SEC”) on July 21, 2015. The common stock is listed on the NASDAQ Stock Market under the symbol “BUFF.”